Submission	Jun. 11, 2025
Submission [Line Items]
Central Index Key	0000794447
Registrant Name	NEXTERA ENERGY CAPITAL HOLDINGS INC
Registration File Number	333-278184
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES